Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues – third party customers	$ 9,506,412	$ 29,467,755	$ 27,354,058
Revenues – related parties	228,088	83,972	1,940,811
Total Revenues	9,734,500	29,551,727	29,294,869
Cost of revenues – third party customers	8,429,103	22,136,559	13,897,146
Cost of revenues – related parties	148,034	54,598	1,372,302
Total cost of revenues	8,577,137	22,191,157	15,269,448
Gross Profit	1,157,363	7,360,570	14,025,421
Operating Expenses
Selling expenses	1,282,299	1,308,436	1,902,323
General and administrative expenses	4,639,879	3,954,024	4,976,118
Bad debt expenses	5,729,544	8,331,344	1,724,133
Impairment of fixed assets	2,618,831	1,490,298
Research and development expenses	334,904	438,371	656,563
Total Operating Expenses	14,605,457	15,522,473	9,259,137
(Loss) income from Operations	(13,448,094)	(8,161,903)	4,766,284
Other Income (expenses):
Interest expense	(1,544,515)	(1,253,855)	(1,069,758)
Interest income	(25)	4,549	5,940
Impairment of acquisition deposit		(2,172,000)
Other income (expenses), net	430,730	293,996	(6,604)
Total Other Expenses, net	(1,113,810)	(3,127,310)	(1,070,422)
(Loss) income before provision for income taxes	(14,561,904)	(11,289,213)	3,695,862
Provision for income taxes	569,974	1,006,905	1,042,474
Net (loss) income from continuing operations	(15,131,878)	(12,296,118)	2,653,388
Net (loss) income from discontinued operations of Gu’an REIT		(2,801,131)	1,914,294
Gain from disposal of Gu’an	2,231,270
Net (Loss) Income	(12,900,608)	(15,097,249)	4,567,682
Less: net (loss) income attributable to noncontrolling interest	(1,126,845)	(294,635)	87,064
Net (loss) income attributable to ReTo Eco-Solutions, Inc.	(11,773,763)	(14,802,614)	4,480,618
Net (loss) Income	(12,900,608)	(15,097,249)	4,567,682
Other Comprehensive (loss) income:
Foreign currency translation adjustment:	1,923,316	(576,743)	(3,015,577)
Comprehensive (Loss) Income	(10,977,292)	(15,673,992)	1,552,105
Less: comprehensive (loss) income attributable to noncontrolling interest	(1,132,148)	(449,125)	(39,742)
Comprehensive (loss) income attributable to ReTo Eco-Solutions, Inc.	$ (9,845,144)	$ (15,224,867)	$ 1,591,847
(Loss) Earnings per share
Basic and diluted (in Dollars per share)	$ (0.54)	$ (0.66)	$ 0.20
Weighted average number of shares
Basic and diluted (in Shares)	24,124,884	22,888,219	22,760,000